Financial instruments - Fair values and risk management (Details 11 - Textuals 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Exchange rate variation balance accumulated in equity (in Brazilian reals)	R$ 1,393
Percentage of variation in risk factor (as a percent)	25.00%
Cash and cash equivalents	R$ 211,638	R$ 185,727	R$ 135,727	R$ 162,827
Financial investments	R$ 3,164	R$ 96,299
Foreign currency risk | Adverse Scenario (ii)
Disclosure of detailed information about financial instruments [line items]
Percentage of variation in risk factor (as a percent)	25.00%	25.00%